February 18, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:	The Dreyfus Socially Responsible Growth Fund, Inc.
File No.: 811-7044

Dear Sir or Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended December 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6832.

Very truly yours,

/s/ Christina Zacharczuk

Christina Zacharczuk
Senior Paralegal

CZ/
Enclosure